Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 281,694	$ 364,973
Written-off	(277,200)	(75,000)
Foreign currency translation adjustments	(4,494)	(8,279)
Ending balance		$ 281,694